UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09333

Oppenheimer Main Street Small- & Mid-Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: 3/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2014 / Unaudited

	Shares	Value

Common Stocks—97.7%

Consumer Discretionary—19.5%

Auto Components—3.8%
Dana Holding Corp.	3,285,953	$76,464,126

Delphi Automotive plc	988,190	67,058,574

		143,522,700

Hotels, Restaurants & Leisure—1.7%
Dunkin’ Brands Group, Inc.	730,085	36,635,665

Norwegian Cruise Line Holdings Ltd.[1]	840,790	27,132,293

		63,767,958

Household Durables—1.4%
Toll Brothers, Inc.[1]	1,524,159	54,717,308

Media—3.1%
AMC Networks, Inc., Cl. A1	535,156	39,114,552

Imax Corp.[1]	2,918,220	79,754,953

		118,869,505

Specialty Retail—6.3%
O’Reilly Automotive, Inc.[1]	288,450	42,803,095

Pier 1 Imports, Inc.	1,859,153	35,100,809

Ross Stores, Inc.	651,960	46,647,738

Sally Beauty Holdings, Inc.[1]	1,826,120	50,035,688

Signet Jewelers Ltd.	616,370	65,248,928

		239,836,258

Textiles, Apparel & Luxury Goods—3.2%
Fossil Group, Inc.[1]	515,961	60,166,212

PVH Corp.	514,811	64,232,969

		124,399,181

Consumer Staples—2.0%

Food Products—2.0%
Flowers Foods, Inc.	3,652,691	78,350,222

Energy—7.9%

Energy Equipment & Services—3.1%
National Oilwell Varco, Inc.	1,524,930	118,746,299

Oil, Gas & Consumable Fuels—4.8%
Energy XXI Bermuda Ltd.	1,338,080	31,538,546

	Shares	Value

Oil, Gas & Consumable Fuels (Continued)

HollyFrontier Corp.	483,025	$22,982,329

Noble Energy, Inc.	1,481,080	105,215,923

Plains All American Pipeline LP	417,407	23,007,474

		182,744,272

Financials—21.5%

Commercial Banks—5.4%
CIT Group, Inc.	1,360,530	66,693,180

Comerica, Inc.	873,710	45,258,178

Commerce
Bancshares, Inc.	838,540	38,925,027

Huntington Bancshares, Inc.	5,442,133	54,258,066

		205,134,451

Consumer Finance—3.0%
Discover Financial Services	1,953,060	113,648,561

Diversified Financial Services—1.9%
CME Group, Inc.	997,544	73,828,232

Insurance—5.3%
AmTrust Financial Services, Inc.	1,117,543	42,030,792

Fidelity National Financial, Inc., Cl. A	2,717,150	85,427,196

Lincoln National Corp.	898,590	45,531,556

Willis Group Holdings plc	669,900	29,562,687

		202,552,231

Real Estate Investment Trusts (REITs)—5.9%
Digital Realty Trust, Inc.	1,409,683	74,825,974

Mid-America Apartment Communities, Inc.	575,019	39,256,547

Redwood Trust, Inc.	2,571,860	52,157,321

Starwood Property Trust, Inc.	2,612,226	61,622,411

		227,862,253

1 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND ®

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Health Care—15.0%

Biotechnology—1.7%
Alnylam Pharmaceuticals, Inc.[1]	136,610	$9,171,996

BioMarin Pharmaceutical, Inc.[1]	354,740	24,196,815

Celldex Therapeutics, Inc.[1]	527,830	9,326,756

Incyte Corp.[1]	390,770	20,914,010

		63,609,577

Health Care Equipment & Supplies—1.1%
CareFusion Corp.[1]	603,160	24,259,095

DexCom, Inc.[1]	426,661	17,646,699

		41,905,794

Health Care Providers & Services—6.0%
Envision Healthcare Holdings, Inc.[1]	1,357,130	45,911,708

HealthSouth Corp.	758,314	27,246,222

Omnicare, Inc.	970,933	57,935,572

Premier, Inc., Cl. A1	515,365	16,981,277

Universal Health Services, Inc., Cl. B	963,900	79,107,273

		227,182,052

Life Sciences Tools & Services—0.8%
Illumina, Inc.[1]	216,660	32,208,676

Pharmaceuticals—5.4%
Actavis plc[1]	576,160	118,602,536

Endo International plc[1]	603,150	41,406,248

Questcor Pharmaceuticals, Inc.	267,767	17,386,111

Salix Pharmaceuticals Ltd.[1]	289,980	30,044,828

		207,439,723

Industrials—12.2%

Airlines—0.7%
United Continental Holdings, Inc.[1]	636,710	28,416,367

Commercial Services & Supplies—3.6%
Waste Connections, Inc.	3,100,678	135,995,737

	Shares	Value

Machinery—4.0%
AGCO Corp.	828,890	$45,721,572

Joy Global, Inc.	1,505,719	87,331,702

Wabtec Corp.	235,234	18,230,635

		151,283,909

Professional Services—2.2%
Robert Half International, Inc.	1,993,530	83,628,584

Road & Rail—1.7%
Genesee & Wyoming, Inc., Cl. A1	300,090	29,204,759

Old Dominion Freight Line, Inc.[1]	669,507	37,987,827

		67,192,586

Information Technology—13.0%

IT Services—2.8%
Amdocs Ltd.	997,315	46,335,255

Vantiv, Inc., Cl. A1	2,038,976	61,617,855

		107,953,110

Semiconductors & Semiconductor Equipment—6.5%
Applied Materials, Inc.	3,498,340	71,436,103

Cavium, Inc.[1]	1,074,270	46,977,827

Skyworks Solutions, Inc.[1]	3,392,624	127,291,252

		245,705,182

Software—2.7%
Fortinet, Inc.[1]	1,965,696	43,304,283

Synopsys, Inc.[1]	1,550,646	59,560,313

		102,864,596

Technology Hardware, Storage & Peripherals—1.0%
Western Digital Corp.	424,942	39,018,174

Materials—4.5%

Chemicals—2.5%
Cytec Industries, Inc.	233,310	22,773,389

Eastman Chemical Co.	513,130	44,236,937

W.R. Grace & Co.[1]	277,582	27,527,807

		94,538,133

2 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND ®

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Containers & Packaging—2.0%
Packaging Corp. of America	658,762	$46,357,082
Rock-Tenn Co., Cl. A	295,580	31,204,381

		77,561,463

Utilities—2.1%

Electric Utilities—1.6%
Exelon Corp.	1,830,230	61,422,519

Water Utilities—0.5%
Aqua America, Inc.	769,472	19,290,663

Total Common Stocks
(Cost $2,848,766,285)		3,735,196,276

	Shares	Value

Investment Company—2.6%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[2,3] (Cost $97,603,743)	97,603,743	$97,603,743

Total Investments, at Value (Cost $2,946,370,028)	100.3%	3,832,800,019

Liabilities in Excess of Other Assets	(0.3)	(11,424,056)

Net Assets	100.0%	$3,821,375,963

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares June 28, 2013[a]	Gross Additions	Gross Reductions	Shares March 31, 2014

Oppenheimer Institutional Money Market Fund, Cl. E	68,207,347	988,760,428	959,364,032	97,603,743

			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$97,603,743	$63,084

    a. June 28, 2013 represents the last business day of the Fund’s reporting period. See accompanying Notes.

3. Rate shown is the 7-day yield as of March 31, 2014.

3 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND ®

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Main Street Small- & Mid-Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Previous Annual Period. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

4 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND ®

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

5 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND ®

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

6 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND ®

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$745,112,910	$—	$—	$745,112,910
Consumer Staples	78,350,222	—	—	78,350,222
Energy	301,490,571	—	—	301,490,571
Financials	823,025,728	—	—	823,025,728
Health Care	572,345,822	—	—	572,345,822
Industrials	466,517,183	—	—	466,517,183
Information Technology	495,541,062	—	—	495,541,062
Materials	172,099,596	—	—	172,099,596
Utilities	80,713,182	—	—	80,713,182
Investment Company	97,603,743	—	—	97,603,743

Total Assets	$3,832,800,019	$—	$—	$3,832,800,019

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,950,710,733

Gross unrealized appreciation	$895,462,972
Gross unrealized depreciation	(13,373,686)

Net unrealized appreciation	$882,089,286

7 OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND ®

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small- & Mid-Cap Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	5/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/13/2014